COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 31, 2020	Nov. 30, 2024	Jun. 30, 2024	Dec. 31, 2025
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage				100.00%
Percentage Of Net Consideration Received For Direct Product Sales				4.00%
Percentage Of Net Consideration Received For Sub License				3.90%
Bank guarantee amount for benefit of lessor				$ 100,000
Company's outstanding open purchase order commitments				$ 2,400,000
Biokine [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties payment percentage				20.00%
Maximum future milestone payments				$ 2,500,000
Value of contingent liability				$ 2,500,000
Royalties payment percentage if the company independently sell products				10.00%
Lawsuit claim amount		$ 7,200,000	$ 6,500,000
Bottom of range [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties on sale				5.00%
Percentage of net consideration received from the licensee	20.00%
Top of range [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties on sale				10.00%
Percentage of net consideration received from the licensee	29.50%
First three years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage				3.00%
Three subsequent years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage				4.00%
Seventh year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage				5.00%